Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS	Discontinued Operations
Sale of Protected
On November 30, 2023, we completed the sale of Protected, our subscription reporting unit. Total consideration comprised of: (a) $240.0 million in cash, subject to certain adjustments, (b) the return and subsequent cancellation of approximately 29.1 million shares of our Class A common stock, par value $0.0001 per share, owned by JDI and other entities and individuals affiliated with the Purchasing Parties and (c) confirmation from JDI, Protected and the Protected CEO that the financial performance benchmarks related to the Protected Incentive Plan, will, as a result of the Protected Disposition, no longer be achievable.
We used $51.0 million of the proceeds from the sale of Protected to repay certain of our outstanding indebtedness, including (i) the mandatory repayment of secured and unsecured obligations totaling $18.8 million and intercompany obligations totaling $9.6 million and (ii) the voluntary repayment of unsecured obligations (inclusive of certain fees and accrued but unpaid interest) totaling $22.7 million. We continue to use the remaining cash proceeds from the sale of Protected for general working capital purposes and to reduce certain of our other existing debt obligations. Additionally, the 29.1 million of Class A common stock returned to us pursuant to the Share Purchase Agreement as part of the sale of Protected were subsequently cancelled and are no longer outstanding shares of our capital stock.
We have determined that the sale of Protected represents a strategic shift that will have a major effect on our results of operations. The Protected business met the criteria to be reported as assets held for sale and discontinued operations on September 30, 2023, and accordingly, all prior comparable periods have been recast to conform to the current period presentation.
Impairment of the Subscription Reporting Unit (the Protected Business)
Upon classifying the Protected Business as held for sale, we performed a goodwill impairment test on the Subscription reporting unit resulting in a goodwill impairment charge of $115.5 million. This impairment was the result of decreases in long-term forecasts due to recent adverse customer trends and other macroeconomic outcomes. We recorded a further impairment charge of $3.3 million upon the classification of the disposal group as held for sale, for a total impairment charge of $118.8 million that was recorded in the results of discontinued operations for the year ended December 31, 2023 (Successor). There was no tax benefit of this charge for the year ended December 31, 2023 (Successor).
The following table presents the assets and liabilities classified as held for sale from discontinued operations as of December 31, 2022 (in thousands):

Successor
December 31, 2022
Carrying amount of assets included as part of discontinued operations:
Current assets:
Cash and cash equivalents	$15,701
Restricted cash, current	3,357
Other current assets, net	1,234
Current assets held for sale from discontinued operations	20,292
Property and equipment, net	860
Intangible assets, net	121,025
Goodwill	433,184
Total assets held for sale from discontinued operations	$575,361

Carrying amount of liabilities included as part of discontinued operations:
Current liabilities:
Protected incentive plan liability, current	$15,436
Deferred revenue	68,611
Other current liabilities	17,371
Current liabilities held for sale from discontinued operations	101,418
Protected incentive plan liability, non-current	15,824
Deferred tax liability	15,286
Other liabilities	3,366
Total liabilities held for sale from discontinued operations	$135,894
The financial results of Protected are presented as loss from discontinued operations, net of taxes in the consolidated statements of operations. The following table presents the summarized discontinued operations consolidated statements of operations (in thousands):

	Successor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022
Revenue	$190,090	$161,711
Operating expenses:
Cost of revenue (excluding depreciation and amortization)	161,134	99,940
Salaries and benefits	41,972	60,005
Selling, general, and administrative	11,546	12,647
Depreciation and amortization	26,727	49,183
Impairment of assets held for sale	3,276	—
Impairment of goodwill	115,483	—
Total operating expenses	360,138	221,775
Operating loss	(170,048)	(60,064)
Other expense, net	548	441
Loss on sale of business	4,247	—
Loss from discontinued operations before income taxes	(174,843)	(60,505)
Income tax benefit	(516)	(3,546)
Net loss from discontinued operations	$(174,327)	$(56,959)
The following table presents the significant non-cash items and capital expenditures for the discontinued operations with respect to the subscription business that are included in the consolidated statements of cash flows (in thousands):

	Successor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022
Impairment of assets held for sale	$3,276	$—
Impairment of goodwill	$115,483	$—
Loss on sale of business	$4,247	$—
Depreciation and amortization	$26,727	$49,183
Stock-based compensation	$31,850	$53,715
Capital expenditures	$1,739	$432
Transition Service Agreement
In connection with a transition service agreement, we agreed to provide certain services for which full reimbursement of cost will be provided.
Discontinued Operations Related-Party Transactions
Payment Processing Agreement
Protected utilizes multiple credit card payment processors, including Paysafe Financial Services Limited (“Paysafe”). In March 2021, Paysafe completed a merger with Foley Trasimene Acquisition Corp. II (“Foley
Trasimene”), a special purpose acquisition company sponsored by entities affiliated with a sponsor of Trebia who was also a member of our Board of Directors. Protected's payment processing agreement with Paysafe was negotiated before the announcements of both (i) the Merger as well as (ii) the business combination between Paysafe and Foley Trasimene. We incurred credit card processing fees related to Paysafe for the year ended December 31, 2023 (Successor), and the period from January 27, 2022 through December 31, 2022 (Successor) of $14.9 million and $2.8 million, respectively. The amount receivable from Paysafe was $2.4 million as of December 31, 2022 (Successor).
Office Facilities
We have an agreement with JDI Property Holdings Limited (“JDIP”), an entity controlled by one of our directors, which allows us to use space at their property in exchange for GBP 0.1 million per year. The agreement with JDIP expires on October 31, 2026.
Protected Incentive Plan Installment Payments
In connection with the Merger, we effected an incentive plan for eligible recipients as defined in the Business Combination Agreement, providing up to $100 million payable in fully-vested shares of our Class A common stock based contingent upon the achievement of the future performance of Protected’s business. The incentive plan originally was to be paid out in two tranches based on performance of the business for 2023 and 2024. The first award (2023), consisting of $50.0 million of Class A common stock payable in January 2024, was modified to a cash award resulting in $20 million of payments in 2022 and 2023 with an additional final $10.0 million, payable upon the achievement of certain performance thresholds around marketing spend and operating contribution of Protected are achieved on or before December 31, 2024 (Successor). On November 30, 2023, none of the performance thresholds have been met, and therefore, none of the additional cash bonus payments have been paid.
At the closing of the Protected Disposition, JDI, Protected and the Protected CEO confirmed that the financial performance benchmarks related to certain contingent earnout payments based on the future performance of Protected’s Business will no longer be achievable. As such, we reversed $40.8 million of expense during the year ended December 31, 2023 (Successor) for the Protected Incentive Plan within loss on sale of business segment of discontinued operations on the consolidated statements of operations.